Consolidated Statements of Cash Flows Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Discontinued operations cash	$ 677.5	$ 324.4	$ 258.8	$ 460.6